Fair Value of Financial Instruments - (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value of the Company's financial assets
Marketable securities	$ 174,147,000
Assets transferred from level 1 to level 2	0	$ 0	$ 0
Assets transferred from level 2 to level 1	0	0	0
Carrying Amount
Fair value of the Company's financial assets
Money market funds (cash equivalents)		5,000,000	1,000,000
Total financial assets	179,670,000
Fair Value
Fair value of the Company's financial assets
Money market funds (cash equivalents)		5,000,000	1,000,000
Total financial assets	179,612,000
Fair Value | Quoted Prices in Active Markets (Level 1)
Fair value of the Company's financial assets
Money market funds (cash equivalents)		5,000,000	$ 1,000,000
Total financial assets	5,465,000
Fair Value | Significant Other Observable Inputs (Level 2)
Fair value of the Company's financial assets
Total financial assets	174,147,000
Money market funds (cash equivalents) | Carrying Amount
Fair value of the Company's financial assets
Money market funds (cash equivalents)	5,465,000	5,000,000
Money market funds (cash equivalents) | Fair Value
Fair value of the Company's financial assets
Money market funds (cash equivalents)	5,465,000	5,000,000
Money market funds (cash equivalents) | Fair Value | Quoted Prices in Active Markets (Level 1)
Fair value of the Company's financial assets
Money market funds (cash equivalents)	5,465,000	$ 5,000,000
U.S. treasury securities | Carrying Amount
Fair value of the Company's financial assets
Marketable securities	19,982,000
U.S. treasury securities | Fair Value
Fair value of the Company's financial assets
Marketable securities	19,983,000
U.S. treasury securities | Fair Value | Significant Other Observable Inputs (Level 2)
Fair value of the Company's financial assets
Marketable securities	19,983,000
Agency bonds | Carrying Amount
Fair value of the Company's financial assets
Marketable securities	47,178,000
Agency bonds | Fair Value
Fair value of the Company's financial assets
Marketable securities	47,161,000
Agency bonds | Fair Value | Significant Other Observable Inputs (Level 2)
Fair value of the Company's financial assets
Marketable securities	47,161,000
Corporate bonds | Carrying Amount
Fair value of the Company's financial assets
Marketable securities	107,045,000
Corporate bonds | Fair Value
Fair value of the Company's financial assets
Marketable securities	107,003,000
Corporate bonds | Fair Value | Significant Other Observable Inputs (Level 2)
Fair value of the Company's financial assets
Marketable securities	$ 107,003,000